Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents
Money market funds	$ 1,370,363	$ 858,292
Term Accounts	59,422	61,356
Cash and bank balances	152,108	297,155
Total cash and cash equivalents	1,581,893	1,216,803	$ 1,345,376	$ 372,162
Cash and cash equivalents.	$ 1,581,893	$ 1,216,803	$ 1,345,376	$ 372,162